FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis to changes in the consumer price indices of the US economy (Details) - Commodity price risk - Embedded derivative - Forestry partnership agreement
R$ in Thousands
6 Months Ended
Jun. 30, 2023 BRL (R$)
Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input	R$ 187,618
Possible (25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input	(31,171)
Remote (50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input	R$ (64,295)